Fair value measurement - Contingent consideration, Contingent copper consideration, continuity schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Continuity schedule
Balance, beginning of period	$ 209,314
Balance, end of period	141,711	$ 209,314
Contingent copper consideration
Continuity schedule
Balance, beginning of period	84,200	0
Initial recognition		81,000
Change in fair value	9,850	3,200
Balance, end of period	94,050	84,200
Royalty Deed [Member]
Continuity schedule
Balance, beginning of period	43,985	0
Initial recognition		43,130
Change in fair value	10,966	855
Royalty accruals and payments	(7,290)
Balance, end of period	$ 47,661	$ 43,985